EXIT and DISPOSAL ACTIVITIES	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
EXIT and DISPOSAL ACTIVITIES
3. EXIT and DISPOSAL ACTIVITIES

Relocation of polysilicon operations to Xinjiang

Starting 2013, the Group commenced a plan to expand the capacity at the Xinjiang plant and relocate significant production assets, with a carrying value of $144.7 million, from Chongqing Daqo to its Xinjiang plant. In connection with this relocation plan, the Group determined i) to cease a retooling project at its polysilicon production line located at Chongqing Daqo in the second quarter of 2013, and
ii) it was more practical to relocate its machinery and equipment located at Chongqing Daqo, to Xinjiang as part of the Polysilicon Phase II&III Expansion Project plan. In November 2015, an impairment charge of $1.6 million was recognized for the assets that were not transferrable and could not be reutilized by Xinjiang expansion project.

During the year ended December 31, 2016, the Group relocated additional machinery and equipment of $34.1 million from Chongqing to its Xinjiang plant for the first stage of Phase III Expansion Project, which had already completed the construction and installation of Phase 3A at the end of 2016 and has fully ramped up since February 2017 as planned. The capacity of Xinjiang Daqo increased from 12,150 MT to 18,000 MT. The Group identified assets of $0.2 million that were not transferrable and could not be reutilized by its Xinjiang expansion project in 2016. Accordingly, an impairment charge of $0.2 million was recognized during the year ended December 31, 2016. During the year ended December 31, 2016, an additional $2.6 million relocation cost was incurred, which was recorded in selling, general and administrative expenses.

In the year ended December 31, 2017, the Group relocated machinery and equipment of $0.2 million from Chongqing to its Xinjiang plant for technology improvement. In August 2017, the Board of Directors approved the Phase 3B Expansion Project for its polysilicon facilities in Xinjiang, which is expected to increase capacity from 18,000MT to 25,000 MT. By adopting additional technology improvement and debottlenecking projects, the Group may be able to further increase its capacity to 30,000 MT per annum by mid 2019. After a comprehensive analysis of the expansion projects and comparability of the remained machinery and equipment, the Group identified assets of $3.0 million that were not transferrable and could not be reutilized by Xinjiang expansion project in 2017. Accordingly, an impairment charge of $2,987,668 was recognized during the year. During the year ended December 31, 2017, an additional $0.2 million relocation cost was incurred, which was recorded in selling, general and administrative expenses.

In the year ended December 31, 2018, the Group
has continuously assessed the remaining polysilicon assets with a carrying value of $11.5 million in Chongqing and performed a comprehensive analysis on the technical feasibility and cost effectiveness of the relocation plan. As the planned renovation project for the remaining assets became no longer practicable and cost effective under the current circumstance in 2018, the Group identified the remaining polysilicon assets neither transferrable nor could be utilized for future expansion or renovations projects. Accordingly, an impairment charge of $11.5 million was recognized during the year.

Discontinued operations

In September 2018, the Group made a strategic decision to discontinue its Chongqing business subsidiary, including its solar wafer manufacturing operations, to accommodate the increasingly challenging market conditions. Accordingly, the Company recorded impairment losses of $7.3 million for the machinery and equipment related to the discontinued
wafer manufacturing operations in the year ended December 31, 2018. The remaining long-lived assets located in Chongqing including property, plant and equipment of $57.8 million and prepaid land use rights of $1.7 million were considered held for sale as of
December 31, 2018.

In accordance with ASC 205 "Presentation of Financial Statements - Discontinued Operation", the Group reports a disposal, or planned disposal, of a component or a group of components as a discontinued operation if the disposal represents a strategic shift that has or will have a major effect on the Group’s operations and financial results. A strategic shift could include a disposal of a major geographical area, a major line of business or other major parts of the Group. A component may be a reportable segment or an operating segment, a reporting unit, a subsidiary, or an asset group. The operational results of the discontinued operations are excluded from the Group's financial results from continuing operations and separately presented. Retrospective adjustments to the historical statements are made to provide a consistent basis of comparison for the financial results.

The discontinuation of the solar wafer manufacturing operations represents a strategic shift and has a major effect on the Group's result of operations. Accordingly, assets and liabilities related to the discontinued Chongqing subsidiary have been reclassified as assets and liabilities associated with discontinued operations, while results of operations and cash flows related to the Chongqing subsidiary were reported as income (loss) and cash flows from discontinued operations, including comparatives in the accompanying consolidated financial statements for all periods presented.

Assets and liabilities of the discontinued operations

	December 31,
	2017	2018
ASSETS:
Cash and cash equivalents	$6,873,659	$982,019
Restricted cash	2,078,601	109,171
Accounts receivable, net of allowance for doubtful accounts of $7,993 and nil as of December 31, 2017 and 2018	2,271,372	-
Notes receivable	6,506,648	1,524,747
Prepaid expenses and other current assets	1,492,944	23,889
Advances to suppliers	1,080,506	6,132
Inventories	3,919,834	-
Amount due from related parties	8,991,640	2,367,657
Total current assets associated with discontinued operations	$33,215,204	$5,013,615
Property, plant and equipment, net	93,662,275	-
Prepaid land use rights, net	1,812,333	-
Long-lived assets held-for-sale	-	59,523,588
Total non-current assets associated with discontinued operations	$95,474,608	$59,523,588

LIABILITIES:
Short-term bank borrowings, including current portion of long-term bank borrowings	$25,515,860	$10,176,600
Accounts payable	3,092,222	685,569
Notes payable	2,078,601	109,171
Advances from customers	313,371	-
Payables for purchases of property, plant and equipment	3,408,015	1,074,155
Accrued expenses and other current liabilities	5,312,623	1,315,848
Amount due to related parties	4,932,778	5,314,587
Total current liabilities associated with discontinued operations	$44,653,470	$18,675,930
Long-term bank borrowings	2,151,940	-
Deferred government subsidies	846,826	723,035
Total non-current liabilities associated with discontinued operations	$2,998,766	$723,035

Results of the discontinued operations

	Year ended December 31,
	2016	2017	2018

Revenues	$32,882,110	$29,652,458	$7,112,528
Cost of revenues	(30,264,391)	(30,227,536)	(9,782,928)
Gross profit (loss)	2,617,719	(575,078)	(2,670,400)
Operating (expenses) income:
Selling, general and administrative expenses	(1,022,179)	(1,621,977)	(2,723,335)
Research and development expenses	(123,024)	(204,658)	(608)
Long-lived assets impairment	(198,689)	(2,987,668)	(18,769,938)
Other operating income, net	3,040,004	3,019,556	1,928,362
Total operating income (expenses)	1,696,112	(1,794,747)	(19,565,519)
Income (loss) from operations	4,313,831	(2,369,825)	(22,235,919)
Interest expense	(1,848,002)	(1,743,124)	(1,074,251)
Interest income	258,737	22,716	22,794
Exchange (loss) gain	(13,975)	2,308	(17,669)
Income (loss) from discontinued operations, net of tax of nil	$2,710,591	$(4,087,925)	$(23,305,045)

All notes to the accompanying consolidated financial statements have been retrospectively adjusted to reflect the effect of the discontinued operations, where applicable.

Condensed cash flow of the discontinued operations

	Year ended December 31,
	2016	2017	2018

Net cash provided by operating activities	$14,122,875	$5,048,042	$17,994,548
Net cash (used in) provided by investing activities	(975,550)	(3,752,066)	616,988
Net cash used in financing activities	(33,711,235)	(8,742,573)	(16,778,925)